Segment Information - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Disaggregation of Revenue [Line Items]
Total	$ 8,465,588	$ 9,218,459
Europe [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	4,971,949	5,626,272
Asia [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	2,896,950	2,736,289
Americas [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	596,689	855,847
Others [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue		$ 51